Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Document And Entity Information [Abstract]
Entity Registrant Name	Galena Biopharma, Inc.
Trading Symbol	GALE
Entity Central Index Key	0001390478
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No